Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Tables [Abstract]
Debt Fair Value By Type Table
	December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Non-recourse debt	$15,535	$15,862	$13,587	$13,857
Recourse debt	6,485	6,640	4,612	4,868
Total debt	$22,020	$22,502	$18,199	$18,725

Carrying Amount And Terms Of Non-Recourse Debt
			December 31,
NON-RECOURSE DEBT	Interest Rate(1)	Maturity	2011	2010

			(in millions)
VARIABLE RATE:(2)
Bank loans	2.95%	2012 - 2028	$3,430	$3,052
Notes and bonds	11.70%	2012 - 2040	2,178	2,982
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	3.30%	2012 - 2027	1,989	1,848
Other	3.83%	2012 - 2041	321	363
FIXED RATE:
Bank loans	8.24%	2012 - 2023	412	424
Notes and bonds	6.37%	2012 - 2061	6,487	4,269
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	6.57%	2012 - 2027	513	467
Other	11.66%	2012 - 2039	205	182
SUBTOTAL			$15,535(4)	$13,587(4)
Less: Current maturities			(2,123)	(2,503)
TOTAL			$13,412	$11,084

Schedule For Maturity For Non-Recourse Debt
		Annual
December 31,		Maturities
		(in millions)
2012	.	$2,123
2013	.	1,358
2014	.	1,661
2015	.	812
2016	.	2,260
Thereafter		7,321
Total non-recourse debt		$15,535

Debt In Default Table
	Primary Nature	December 31, 2011
Subsidiary	of Default	Default	Net Assets

		(in millions)
Maritza	Covenant	$905	$204
Sonel	Covenant	331	305
Kelanitissa	Covenant	16	48
Total		$1,252

Carrying Amount And Terms Of Recourse Debt
		Final	December 31,
RECOURSE DEBT	Interest Rate	Maturity	2011	2010

			(in millions)
Senior Secured Term Loan	LIBOR + 1.75%	2011	$-	$200
Senior Unsecured Note	8.875%	2011	-	129
Senior Unsecured Note	8.375%	2011	-	134
Senior Unsecured Note	7.75%	2014	500	500
Revolving Loan under Senior Secured Credit Facility(1)	LIBOR + 3.00%	2015	295	-
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Secured Term Loan	LIBOR + 3.25%	2018	1,042	-
Senior Unsecured Note	8.00%	2020	625	625
Senior Unsecured Note	7.375%	2021	1,000	-
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(29)	(28)
SUBTOTAL			$6,485	$4,612
Less: Current maturities			(305)	(463)
Total			$6,180	$4,149

Schedule For Maturity For Recourse Debt
December 31,		Annual Maturities
		(in millions)
2012	.	$305
2013	.	11
2014	.	509
2015	.	511
2016	.	523
Thereafter		4,626
Total recourse debt		$6,485